UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: 10/31/2025

Date of reporting period: 10/31/2025

Item 1. Reports to Stockholders.

(a)

Jackson Square Large-Cap Growth Fund
Institutional Class | JSPIX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Jackson Square Large-Cap Growth Fund for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at
https://jspartners.com/funds/. You can also request this information by contacting us at 1-844-577-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	0.71%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended October 31, 2025, the Large-Cap Growth Fund benefited from a market environment increasingly characterized by differentiation between companies able to convert innovation into sustainable cash flows and those more exposed to margin pressure, regulatory scrutiny, or normalization of post-pandemic growth rates.
We continue to view the portfolio as deliberately constructed to balance growth opportunity with risk control. The Fund maintains meaningfully higher active share than the benchmark and a materially lower weighted-average market capitalization, reflecting our ongoing preference for differentiated business models and company-specific return drivers rather than benchmark concentration.
Top contributors to performance during the period were NVIDIA, Alphabet, and Canadian Pacific.
NVIDIA continued to benefit from its central role in accelerated computing and artificial intelligence infrastructure, as sustained demand reinforced the company’s exceptional pricing power, operating leverage, and long-term growth visibility. Alphabet contributed as improved capital discipline, continued strength in core search economics, and progress in artificial intelligence monetization drove renewed investor confidence in the durability of its cash-flow generation. Canadian Pacific performed well as operational execution, network efficiency improvements, and disciplined pricing supported steady earnings growth and margin expansion despite a mixed macro backdrop.
Bottom contributors for the period were Mastercard, Microsoft, and Amazon.
Mastercard underperformed as normalization in consumer spending growth and investor sensitivity to valuation tempered returns, despite continued strength in underlying payment volumes. Microsoft detracted amid heightened expectations around artificial intelligence investment returns, which increased scrutiny on near-term margins despite long-term strategic positioning remaining intact. Amazon weighed on results as retail margin volatility and elevated reinvestment levels overshadowed improving fundamentals in AWS and logistics efficiency.
We continue to believe the Large-Cap Growth portfolio is well positioned for a broad range of outcomes, with an emphasis on high-quality businesses capable of compounding value through multiple economic cycles.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses including management fees and other expenses were deducted.
Jackson Square Large-Cap Growth Fund	PAGE 1	TSR-AR-56167N837

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	29.94	12.71	12.80
Bloomberg US 1000 Total Return Index	21.38	16.95	14.37
Bloomberg US 1000 Growth Total Return Index	25.91	17.21	16.62
Russell 1000 Growth Total Return	30.70	19.27	18.29
Visit https://jspartners.com/funds/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$182,522,190
Number of Holdings	27
Net Advisory Fee	$736,307
Portfolio Turnover	25%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(%)
NVIDIA	10.9%
Microsoft	9.4%
Alphabet, Inc. - Class A	8.6%
Amazon.com	6.9%
CyberArk Software	5.1%
AAON	4.3%
Cadence Design Systems	3.9%
ASML Holding - ADR	3.3%
Vertiv Holdings - Class A	3.3%
Boeing	3.2%
Sector Breakdown (% of net assets)
HOW HAS THE FUND CHANGED?
At a Shareholder Meeting held November 21, 2025, the Jackson Square Large-Cap Growth Fund’s (the “Fund”) shareholders approved an Agreement and Plan of Reorganization with Spyglass Growth Fund (the “Acquiring Fund”), a series of Manager Directed Portfolios, whereby the Acquiring Fund would acquire all the assets and liabilities of the Fund in exchange for Acquiring Fund (the “merger”). Effective before the opening of business on December 8, 2025, the merger was completed.
Jackson Square Large-Cap Growth Fund	PAGE 2	TSR-AR-56167N837

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jspartners.com/funds/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jackson Square Partners, LLC documents not be householded, please contact Jackson Square Partners, LLC at 1-844-577-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jackson Square Partners, LLC or your financial intermediary.
Jackson Square Large-Cap Growth Fund	PAGE 3	TSR-AR-56167N837

Jackson Square Large-Cap Growth Fund
Investor Class | JSPJX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Jackson Square Large-Cap Growth Fund for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at
https://jspartners.com/funds/. You can also request this information by contacting us at 1-844-577-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$107	0.93%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended October 31, 2025, the Large-Cap Growth Fund benefited from a market environment increasingly characterized by differentiation between companies able to convert innovation into sustainable cash flows and those more exposed to margin pressure, regulatory scrutiny, or normalization of post-pandemic growth rates.
We continue to view the portfolio as deliberately constructed to balance growth opportunity with risk control. The Fund maintains meaningfully higher active share than the benchmark and a materially lower weighted-average market capitalization, reflecting our ongoing preference for differentiated business models and company-specific return drivers rather than benchmark concentration.
Top contributors to performance during the period were NVIDIA, Alphabet, and Canadian Pacific.
NVIDIA continued to benefit from its central role in accelerated computing and artificial intelligence infrastructure, as sustained demand reinforced the company’s exceptional pricing power, operating leverage, and long-term growth visibility. Alphabet contributed as improved capital discipline, continued strength in core search economics, and progress in artificial intelligence monetization drove renewed investor confidence in the durability of its cash-flow generation. Canadian Pacific performed well as operational execution, network efficiency improvements, and disciplined pricing supported steady earnings growth and margin expansion despite a mixed macro backdrop.
Bottom contributors for the period were Mastercard, Microsoft, and Amazon.
Mastercard underperformed as normalization in consumer spending growth and investor sensitivity to valuation tempered returns, despite continued strength in underlying payment volumes. Microsoft detracted amid heightened expectations around artificial intelligence investment returns, which increased scrutiny on near-term margins despite long-term strategic positioning remaining intact. Amazon weighed on results as retail margin volatility and elevated reinvestment levels overshadowed improving fundamentals in AWS and logistics efficiency.
We continue to believe the Large-Cap Growth portfolio is well positioned for a broad range of outcomes, with an emphasis on high-quality businesses capable of compounding value through multiple economic cycles.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Jackson Square Large-Cap Growth Fund	PAGE 1	TSR-AR-56167N845

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	29.65	12.45	12.53
Bloomberg US 1000 Total Return Index	21.38	16.95	14.37
Bloomberg US 1000 Growth Total Return Index	25.91	17.21	16.62
Russell 1000 Growth Total Return	30.70	19.27	18.29
Visit https://jspartners.com/funds/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$182,522,190
Number of Holdings	27
Net Advisory Fee	$736,307
Portfolio Turnover	25%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(%)
NVIDIA	10.9%
Microsoft	9.4%
Alphabet, Inc. - Class A	8.6%
Amazon.com	6.9%
CyberArk Software	5.1%
AAON	4.3%
Cadence Design Systems	3.9%
ASML Holding - ADR	3.3%
Vertiv Holdings - Class A	3.3%
Boeing	3.2%
Sector Breakdown (% of net assets)
HOW HAS THE FUND CHANGED?
At a Shareholder Meeting held November 21, 2025, the Jackson Square Large-Cap Growth Fund’s (the “Fund”) shareholders approved an Agreement and Plan of Reorganization with Spyglass Growth Fund (the “Acquiring Fund”), a series of Manager Directed Portfolios, whereby the Acquiring Fund would acquire all the assets and liabilities of the Fund in exchange for Acquiring Fund (the “merger”). Effective before the opening of business on December 8, 2025, the merger was completed.
Jackson Square Large-Cap Growth Fund	PAGE 2	TSR-AR-56167N845

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jspartners.com/funds/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jackson Square Partners, LLC documents not be householded, please contact Jackson Square Partners, LLC at 1-844-577-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jackson Square Partners, LLC or your financial intermediary.
Jackson Square Large-Cap Growth Fund	PAGE 3	TSR-AR-56167N845

Jackson Square Large-Cap Growth Fund
IS Class | DPLGX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Jackson Square Large-Cap Growth Fund for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at
https://jspartners.com/funds/. You can also request this information by contacting us at 1-844-577-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
IS Class	$74	0.64%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended October 31, 2025, the Large-Cap Growth Fund benefited from a market environment increasingly characterized by differentiation between companies able to convert innovation into sustainable cash flows and those more exposed to margin pressure, regulatory scrutiny, or normalization of post-pandemic growth rates.
We continue to view the portfolio as deliberately constructed to balance growth opportunity with risk control. The Fund maintains meaningfully higher active share than the benchmark and a materially lower weighted-average market capitalization, reflecting our ongoing preference for differentiated business models and company-specific return drivers rather than benchmark concentration.
Top contributors to performance during the period were NVIDIA, Alphabet, and Canadian Pacific.
NVIDIA continued to benefit from its central role in accelerated computing and artificial intelligence infrastructure, as sustained demand reinforced the company’s exceptional pricing power, operating leverage, and long-term growth visibility. Alphabet contributed as improved capital discipline, continued strength in core search economics, and progress in artificial intelligence monetization drove renewed investor confidence in the durability of its cash-flow generation. Canadian Pacific performed well as operational execution, network efficiency improvements, and disciplined pricing supported steady earnings growth and margin expansion despite a mixed macro backdrop.
Bottom contributors for the period were Mastercard, Microsoft, and Amazon.
Mastercard underperformed as normalization in consumer spending growth and investor sensitivity to valuation tempered returns, despite continued strength in underlying payment volumes. Microsoft detracted amid heightened expectations around artificial intelligence investment returns, which increased scrutiny on near-term margins despite long-term strategic positioning remaining intact. Amazon weighed on results as retail margin volatility and elevated reinvestment levels overshadowed improving fundamentals in AWS and logistics efficiency.
We continue to believe the Large-Cap Growth portfolio is well positioned for a broad range of outcomes, with an emphasis on high-quality businesses capable of compounding value through multiple economic cycles.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses including management fees and other expenses were deducted.
Jackson Square Large-Cap Growth Fund	PAGE 1	TSR-AR-56167N829

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/02/2016)
IS Class (without sales charge)	30.03	12.80	14.52
Bloomberg US 1000 Total Return Index	21.38	16.95	15.07
Bloomberg US 1000 Growth Total Return Index	25.91	17.21	17.65
Russell 1000 Growth Total Return	30.70	19.27	19.41
Visit https://jspartners.com/funds/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$182,522,190
Number of Holdings	27
Net Advisory Fee	$736,307
Portfolio Turnover	25%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(%)
NVIDIA	10.9%
Microsoft	9.4%
Alphabet, Inc. - Class A	8.6%
Amazon.com	6.9%
CyberArk Software	5.1%
AAON	4.3%
Cadence Design Systems	3.9%
ASML Holding - ADR	3.3%
Vertiv Holdings - Class A	3.3%
Boeing	3.2%
Sector Breakdown (% of net assets)
HOW HAS THE FUND CHANGED?
At a Shareholder Meeting held November 21, 2025, the Jackson Square Large-Cap Growth Fund’s (the “Fund”) shareholders approved an Agreement and Plan of Reorganization with Spyglass Growth Fund (the “Acquiring Fund”), a series of Manager Directed Portfolios, whereby the Acquiring Fund would acquire all the assets and liabilities of the Fund
Jackson Square Large-Cap Growth Fund	PAGE 2	TSR-AR-56167N829

in exchange for Acquiring Fund (the “merger”). Effective before the opening of business on December 8, 2025, the merger was completed.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jspartners.com/funds/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jackson Square Partners, LLC documents not be householded, please contact Jackson Square Partners, LLC at 1-844-577-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jackson Square Partners, LLC or your financial intermediary.
Jackson Square Large-Cap Growth Fund	PAGE 3	TSR-AR-56167N829

Jackson Square SMID-Cap Growth Fund
Institutional Class | JSMTX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Jackson Square SMID-Cap Growth Fund for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at
https://jspartners.com/funds/. You can also request this information by contacting us at 1-844-577-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$103	0.98%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The SMID-Cap Growth Fund operated against a backdrop of continued dispersion within small- and mid-capitalization equities, where company-specific execution increasingly outweighed macro considerations.
Following portfolio construction enhancements implemented in prior years, idiosyncratic risk remains the primary driver of returns, consistent with our historical objectives for the strategy.
Top contributors during the period were Medpace, AAON, and Axcelis.
Medpace delivered strong performance as demand for outsourced clinical trial services remained robust, supported by disciplined cost management and expanding backlog visibility. AAON benefited from continued strength in energy-efficient HVAC demand, pricing power, and operational execution, reinforcing its position as a high-quality industrial growth compounder. Axcelis contributed meaningfully as long-term semiconductor equipment demand, particularly in power devices, supported revenue growth and margin expansion despite broader cyclicality concerns.
Bottom contributors for the period were Stevanato Group, Align Technology, and SBA Communications.
Stevanato Group underperformed as near-term volume variability and customer inventory adjustments weighed on sentiment, despite long-term demand drivers in pharmaceutical packaging remaining intact. Align Technology detracted amid uneven recovery trends and competitive dynamics, as market expectations adjusted for a slower normalization in orthodontic demand. SBA Communications lagged as elevated interest-rate sensitivity and capital structure concerns weighed on tower operators, despite stable underlying leasing fundamentals.
We remain constructive on the opportunity set within SMID-cap equities and believe the portfolio is positioned to benefit as fundamental growth and valuation discipline reassert themselves over time.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses including management fees and other expenses were deducted.
Jackson Square SMID-Cap Growth Fund	PAGE 1	TSR-AR-56167N860

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/16/2016)
Institutional Class (without sales charge)	9.60	-3.41	6.24
Bloomberg US 1000 Total Return Index	21.38	16.95	15.25
Bloomberg US 2500 Growth Total Return Index	14.60	9.40	11.10
Russell 2500 Growth Total Return	15.78	8.05	11.24
Visit https://jspartners.com/funds/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$72,369,643
Number of Holdings	26
Net Advisory Fee	$763,892
Portfolio Turnover	94%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(%)
Exact Sciences	6.9%
MongoDB	6.4%
HubSpot	5.7%
AAON	5.5%
Global-e Online	5.1%
Shift4 Payments - Class A	4.7%
Samsara	4.6%
Snowflake	4.4%
AppLovin - Class A	4.3%
API Group	4.1%
Sector Breakdown (% of net assets)
HOW HAS THE FUND CHANGED?
Effective June 13, 2025, Ian Ferry resigned as co-portfolio manager of the Fund leaving Kenneth Broad as the sole portfolio manager.
At a Shareholder Meeting held October 24, 2025, the Fund’s shareholders approved an Agreement and Plan of Reorganization with Spyglass Growth Fund (the “Acquiring Fund”), a series of Manager Directed Portfolios, whereby the
Jackson Square SMID-Cap Growth Fund	PAGE 2	TSR-AR-56167N860

Acquiring Fund would acquire all the assets and liabilities of the Fund in exchange for Acquiring Fund shares (the “merger”). Effective before the opening of business on November 3, 2025, the merger was completed.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jspartners.com/funds/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jackson Square Partners, LLC documents not be householded, please contact Jackson Square Partners, LLC at 1-844-577-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jackson Square Partners, LLC or your financial intermediary.
Jackson Square SMID-Cap Growth Fund	PAGE 3	TSR-AR-56167N860

Jackson Square SMID-Cap Growth Fund
Investor Class | JSMVX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Jackson Square SMID-Cap Growth Fund for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at
https://jspartners.com/funds/. You can also request this information by contacting us at 1-844-577-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$128	1.22%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The SMID-Cap Growth Fund operated against a backdrop of continued dispersion within small- and mid-capitalization equities, where company-specific execution increasingly outweighed macro considerations.
Following portfolio construction enhancements implemented in prior years, idiosyncratic risk remains the primary driver of returns, consistent with our historical objectives for the strategy.
Top contributors during the period were Medpace, AAON, and Axcelis.
Medpace delivered strong performance as demand for outsourced clinical trial services remained robust, supported by disciplined cost management and expanding backlog visibility. AAON benefited from continued strength in energy-efficient HVAC demand, pricing power, and operational execution, reinforcing its position as a high-quality industrial growth compounder. Axcelis contributed meaningfully as long-term semiconductor equipment demand, particularly in power devices, supported revenue growth and margin expansion despite broader cyclicality concerns.
Bottom contributors for the period were Stevanato Group, Align Technology, and SBA Communications.
Stevanato Group underperformed as near-term volume variability and customer inventory adjustments weighed on sentiment, despite long-term demand drivers in pharmaceutical packaging remaining intact. Align Technology detracted amid uneven recovery trends and competitive dynamics, as market expectations adjusted for a slower normalization in orthodontic demand. SBA Communications lagged as elevated interest-rate sensitivity and capital structure concerns weighed on tower operators, despite stable underlying leasing fundamentals.
We remain constructive on the opportunity set within SMID-cap equities and believe the portfolio is positioned to benefit as fundamental growth and valuation discipline reassert themselves over time.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Jackson Square SMID-Cap Growth Fund	PAGE 1	TSR-AR-56167N878

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/19/2016)
Investor Class (without sales charge)	9.39	-3.65	5.95
Bloomberg US 1000 Total Return Index	21.38	16.95	15.26
Bloomberg US 2500 Growth Total Return Index	14.60	9.40	11.06
Russell 2500 Growth Total Return	15.78	8.05	11.19
Visit https://jspartners.com/funds/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$72,369,643
Number of Holdings	26
Net Advisory Fee	$763,892
Portfolio Turnover	94%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(%)
Exact Sciences	6.9%
MongoDB	6.4%
HubSpot	5.7%
AAON	5.5%
Global-e Online	5.1%
Shift4 Payments - Class A	4.7%
Samsara	4.6%
Snowflake	4.4%
AppLovin - Class A	4.3%
API Group	4.1%
Sector Breakdown (% of net assets)
HOW HAS THE FUND CHANGED?
Effective June 13, 2025, Ian Ferry resigned as co-portfolio manager of the Fund leaving Kenneth Broad as the sole portfolio manager.
At a Shareholder Meeting held October 24, 2025, the Fund’s shareholders approved an Agreement and Plan of Reorganization with Spyglass Growth Fund (the “Acquiring Fund”), a series of Manager Directed Portfolios, whereby the
Jackson Square SMID-Cap Growth Fund	PAGE 2	TSR-AR-56167N878

Acquiring Fund would acquire all the assets and liabilities of the Fund in exchange for Acquiring Fund shares (the “merger”). Effective before the opening of business on November 3, 2025, the merger was completed.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jspartners.com/funds/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jackson Square Partners, LLC documents not be householded, please contact Jackson Square Partners, LLC at 1-844-577-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jackson Square Partners, LLC or your financial intermediary.
Jackson Square SMID-Cap Growth Fund	PAGE 3	TSR-AR-56167N878

Jackson Square SMID-Cap Growth Fund
IS Class | DCGTX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Jackson Square SMID-Cap Growth Fund for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at
https://jspartners.com/funds/. You can also request this information by contacting us at 1-844-577-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
IS Class	$92	0.88%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The SMID-Cap Growth Fund operated against a backdrop of continued dispersion within small- and mid-capitalization equities, where company-specific execution increasingly outweighed macro considerations.
Following portfolio construction enhancements implemented in prior years, idiosyncratic risk remains the primary driver of returns, consistent with our historical objectives for the strategy.
Top contributors during the period were Medpace, AAON, and Axcelis.
Medpace delivered strong performance as demand for outsourced clinical trial services remained robust, supported by disciplined cost management and expanding backlog visibility. AAON benefited from continued strength in energy-efficient HVAC demand, pricing power, and operational execution, reinforcing its position as a high-quality industrial growth compounder. Axcelis contributed meaningfully as long-term semiconductor equipment demand, particularly in power devices, supported revenue growth and margin expansion despite broader cyclicality concerns.
Bottom contributors for the period were Stevanato Group, Align Technology, and SBA Communications.
Stevanato Group underperformed as near-term volume variability and customer inventory adjustments weighed on sentiment, despite long-term demand drivers in pharmaceutical packaging remaining intact. Align Technology detracted amid uneven recovery trends and competitive dynamics, as market expectations adjusted for a slower normalization in orthodontic demand. SBA Communications lagged as elevated interest-rate sensitivity and capital structure concerns weighed on tower operators, despite stable underlying leasing fundamentals.
We remain constructive on the opportunity set within SMID-cap equities and believe the portfolio is positioned to benefit as fundamental growth and valuation discipline reassert themselves over time.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses including management fees and other expenses were deducted.
Jackson Square SMID-Cap Growth Fund	PAGE 1	TSR-AR-56167N852

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
IS Class (without sales charge)	9.74	-3.31	6.65
Bloomberg US 1000 Total Return Index	21.38	16.95	14.37
Bloomberg US 2500 Growth Total Return Index	14.60	9.40	10.69
Russell 2500 Growth Total Return	15.78	8.05	10.65
Visit https://jspartners.com/funds/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$72,369,643
Number of Holdings	26
Net Advisory Fee	$763,892
Portfolio Turnover	94%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(%)
Exact Sciences	6.9%
MongoDB	6.4%
HubSpot	5.7%
AAON	5.5%
Global-e Online	5.1%
Shift4 Payments - Class A	4.7%
Samsara	4.6%
Snowflake	4.4%
AppLovin - Class A	4.3%
API Group	4.1%
Sector Breakdown (% of net assets)
HOW HAS THE FUND CHANGED?
Effective June 13, 2025, Ian Ferry resigned as co-portfolio manager of the Fund leaving Kenneth Broad as the sole portfolio manager.
At a Shareholder Meeting held October 24, 2025, the Fund’s shareholders approved an Agreement and Plan of Reorganization with Spyglass Growth Fund (the “Acquiring Fund”), a series of Manager Directed Portfolios, whereby the
Jackson Square SMID-Cap Growth Fund	PAGE 2	TSR-AR-56167N852

Acquiring Fund would acquire all the assets and liabilities of the Fund in exchange for Acquiring Fund shares (the “merger”). Effective before the opening of business on November 3, 2025, the merger was completed.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jspartners.com/funds/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jackson Square Partners, LLC documents not be householded, please contact Jackson Square Partners, LLC at 1-844-577-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jackson Square Partners, LLC or your financial intermediary.
Jackson Square SMID-Cap Growth Fund	PAGE 3	TSR-AR-56167N852

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other Services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2025	FYE 10/31/2024
(a) Audit Fees	$35,000	$33,500
(b) Audit-Related Fees	$822	$0
(c) Tax Fees	$8,500	$8,500
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2025	FYE 10/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2025	FYE 10/31/2024
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

JACKSON SQUARE FUNDS
JACKSON SQUARE Large-Cap Growth Fund
JACKSON SQUARE SMID-Cap Growth Fund
Core Financial Statements
October 31, 2025

Jackson Square Large-Cap Growth Fund
Schedule of Investments
October 31, 2025

	Shares	Value
COMMON STOCKS - 95.5%
Communication Services - 8.6%
Alphabet - Class A	55,787	$15,686,746
Consumer Discretionary - 8.3%
Amazon.com(a)	51,776	12,644,734
Starbucks	31,140	2,518,292
		15,163,026
Financials - 12.5%
CME Group	15,245	4,047,395
Mastercard - Class A	9,848	5,435,998
S&P Global	10,289	5,012,904
Shift4 Payments - Class A(a)	48,831	3,374,222
Visa - Class A	14,430	4,916,878
		22,787,397
Health Care - 8.0%
Eli Lilly & Co.	3,524	3,040,719
Intuitive Surgical(a)	6,784	3,624,555
IQVIA Holdings(a)	15,398	3,333,051
Medpace Holdings(a)	7,794	4,558,789
		14,557,114
Industrials - 17.2%
AAON	80,137	7,884,679
Boeing(a)	29,302	5,890,288
Canadian Pacific Kansas City	62,001	4,460,972
Uber Technologies(a)	34,119	3,292,484
Vertiv Holdings - Class A	31,128	6,003,346
Waste Management	19,218	3,839,180
		31,370,949
Information Technology - 39.7%(b)
Advanced Micro Devices(a)	21,835	5,592,380
ASML Holding - ADR	5,771	6,112,817
Cadence Design Systems(a)	21,070	7,136,198
CyberArk Software(a)	17,813	9,276,654
Microsoft	33,146	17,163,330
NVIDIA	97,997	19,843,413
ServiceNow(a)	3,882	3,568,645
Workday - Class A(a)	15,560	3,733,155
		72,426,592
Materials - 1.2%
Linde PLC	5,442	2,276,389
TOTAL COMMON STOCKS (Cost $95,453,318)		174,268,213
TOTAL INVESTMENTS - 95.5% (Cost $95,453,318)		$174,268,213
Money Market Deposit Account - 4.9%(c)		8,992,497
Liabilities in Excess of Other Assets - (0.4)%		(738,520)
TOTAL NET ASSETS - 100.0%		$182,522,190

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depository Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 2.02%.

The accompanying notes are an integral part of these financial statements.

1

Jackson Square SMID-Cap Growth Fund
Schedule of Investments
October 31, 2025

	Shares	Value
COMMON STOCKS - 99.3%
Consumer Discretionary - 14.2%
Carvana(a)	4,266	$1,307,700
DoorDash(a)	6,111	1,554,455
Duolingo(a)	10,156	2,748,620
Global-e Online(a)	101,714	3,705,441
Sweetgreen(a)	153,456	965,238
		10,281,454
Financials - 11.5%
Affirm Holdings(a)	37,950	2,727,846
Kinsale Capital Group	5,409	2,160,733
Shift4 Payments - Class A(a)	49,499	3,420,381
		8,308,960
Health Care - 15.4%
Ascendis Pharma A/S - ADR(a)	14,623	2,947,997
Exact Sciences(a)	77,527	5,015,221
Illumina(a)	14,100	1,741,914
Medpace Holdings(a)	2,437	1,425,426
		11,130,558
Industrials - 13.1%
AAON	40,228	3,958,033
API Group(a)	80,471	2,962,942
Loar Holdings(a)	31,966	2,529,470
		9,450,445
Information Technology - 41.3%(b)
AppLovin - Class A(a)	4,827	3,076,392
Cadence Design Systems(a)	5,609	1,899,712
Credo Technology Group Holding(a)	12,636	2,370,766
Fair Isaac(a)	1,515	2,514,188
HubSpot(a)	8,425	4,144,426
MongoDB(a)	12,776	4,597,061
nCino(a)	80,534	2,148,647
Procore Technologies(a)	35,543	2,623,784
Samsara(a)	82,961	3,332,544
Snowflake(a)	11,589	3,185,584
		29,893,104
Real Estate - 3.8%
CoStar Group(a)	40,162	2,763,547
TOTAL COMMON STOCKS (Cost $70,132,993)		71,828,068
TOTAL INVESTMENTS - 99.3% (Cost $70,132,993)		71,828,068
Other Assets in Excess of Liabilities - 0.7%		541,575
TOTAL NET ASSETS - 100.0%		$72,369,643

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depository Receipt
A/S - Aktieselskab
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

2

JACKSON SQUARE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025

	Jackson Square Large-Cap Growth Fund	Jackson Square SMID-Cap Growth Fund
ASSETS:
Investments, at value	$174,268,213	$71,828,068
Cash – money market deposit account	8,992,497	—
Cash	—	597,215
Dividends receivable	17,477	—
Interest receivable	3,699	1,970
Dividend tax reclaims receivable	3,281	1,604
Receivable for fund shares sold	1,846	—
Prepaid expenses and other assets	9,025	4
Total assets	183,296,038	72,428,861
LIABILITIES:
Payable for capital shares redeemed	557,808	—
Payable for distribution and shareholder servicing fees	91,689	—
Payable to adviser	59,727	—
Payable for fund administration and accounting fees	22,433	18,611
Payable for transfer agent fees and expenses	19,510	19,053
Payable for legal fees	8,177	9,175
Payable for directors fees	5,329	5,376
Payable for compliance fees	2,084	2,085
Payable for custodian fees	1,999	1,399
Payable for expenses and other liabilities	5,092	3,519
Total liabilities	773,848	59,218
NET ASSETS	$ 182,522,190	$72,369,643
Net Assets Consist of:
Paid-in capital	$63,018,738	$499,777,390
Total distributable earnings/(accumulated losses)	119,503,452	(427,407,747)
Total net assets	$ 182,522,190	$72,369,643
Institutional Class
Net assets	$79,986,860	$14,555,300
Shares issued and outstanding(a)	2,619,185	734,930
Net asset value per share	$30.54	$19.81
Investor Class
Net assets	$91,836,458	$12,927,705
Shares issued and outstanding(a)	3,819,849	671,092
Net asset value per share	$24.04	$19.26
IS Class
Net assets	$10,698,872	$44,886,638
Shares issued and outstanding(a)	343,818	2,252,410
Net asset value per share	$31.12	$19.93
COST:
Investments, at cost	$95,453,318	$70,132,993

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

Jackson Square Funds
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025

	Jackson Square Large-Cap Growth Fund	Jackson Square SMID-Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$1,215,423	$547,333
Less: Dividend withholding taxes	(81,064)	(2,187)
Interest income	59,580	136,698
Total investment income	1,193,939	681,844
EXPENSES:
Investment advisory fee (see Note 4)	1,028,553	997,557
Distribution expenses - Investor Class	216,952	36,859
Transfer agent fees (see Note 4)	142,099	110,931
Fund administration and accounting fees (see Note 4)	140,361	115,158
Shareholder service costs - Institutional Class (see Note 5)	61,050	34,155
Shareholder service costs - Investor Class (see Note 5)	35,980	12,794
Federal and state registration fees	64,083	69,706
Audit fees	22,499	20,998
Trustees’ fees	22,246	21,986
Legal fees	17,417	18,417
Reports to shareholders	13,594	—
Compliance fees (see Note 4)	12,501	12,502
Custodian fees (see Note 4)	11,983	12,738
Other expenses and fees	13,265	11,433
Total expenses before interest expense and reimbursement/waiver	1,802,583	1,475,234
Interest expense (see Note 8)	4,132	15,091
Total expenses before reimbursement/waiver	1,806,715	1,490,325
Expense reimbursement by Adviser (see Note 4)	(292,246)	(233,665)
Net expenses	1,514,469	1,256,660
Net investment loss	(320,530)	(574,816)
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	47,835,671	32,455,565
Net realized gain	47,835,671	32,455,565
Net change in unrealized appreciation (depreciation) on:
Investments	956,530	(24,663,290)
Net change in unrealized appreciation (depreciation)	956,530	(24,663,290)
Net realized and unrealized gain	48,792,201	7,792,275
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 48,471,671	$7,217,459

The accompanying notes are an integral part of these financial statements.

4

Jackson Square Funds
Statements of Changes in Net Assets

	Jackson Square Large-Cap Growth Fund		Jackson Square SMID-Cap Growth Fund
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment loss	$(320,530)	$(319,569)	$(574,816)	$(1,759,838)
Net realized gain	47,835,671	21,501,046	32,455,565	31,964,211
Net change in unrealized appreciation (depreciation)	956,530	45,959,576	(24,663,290)	78,237,300
Net increase in net assets from operations	48,471,671	67,141,053	7,217,459	108,441,673
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(2,320,505)	—	—	—
From earnings - Investor Class	(2,565,814)	—	—	—
From earnings - IS Class	(288,735)	—	—	—
Total distributions to shareholders	(5,175,054)	—	—	—
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	4,477,069	6,812,606	1,217,830	20,652,645
Shares issued in reinvestment of distributions - Institutional Class	2,305,549	—	—	—
Shares redeemed - Institutional Class	(45,702,695)	(36,155,485)	(52,513,609)	(176,667,560)
Shares sold - Investor Class	2,104,344	2,706,847	289,649	1,518,485
Shares issued in reinvestment of distributions - Investor Class	2,449,139	—	—	—
Shares redeemed - Investor Class	(19,622,319)	(19,493,117)	(6,273,938)	(18,148,397)
Shares sold - IS Class	550,312	4,237,123	357,781	11,234,633
Shares issued in reinvestment of distributions - IS Class	288,735	—	—	—
Shares redeemed - IS Class	(5,858,134)	(14,859,543)	(84,667,475)	(348,400,457)
Net decrease in net assets from capital transactions	(59,008,000)	(56,751,569)	(141,589,762)	(509,810,651)
NET INCREASE (DECREASE) IN NET ASSETS	(15,711,383)	10,389,484	(134,372,303)	(401,368,978)
NET ASSETS:
Beginning of the year	198,233,573	187,844,089	206,741,946	608,110,924
End of the year	$ 182,522,190	$198,233,573	$72,369,643	$206,741,946
SHARES TRANSACTIONS
Shares sold - Institutional Class	180,989	305,667	68,010	1,160,679
Shares issued in reinvestment of distributions - Institutional Class	92,333	—	—	—
Shares redeemed - Institutional Class	(1,756,976)	(1,611,910)	(2,838,575)	(9,843,459)
Shares sold - Investor Class	106,654	161,159	16,059	85,976
Shares issued in reinvestment of distributions - Investor Class	124,322	—	—	—
Shares redeemed - Investor Class	(951,742)	(1,089,696)	(351,539)	(1,033,908)
Shares sold - IS Class	20,429	172,575	20,031	617,532
Shares issued in reinvestment of distributions - IS Class	11,354	—	—	—
Shares redeemed - IS Class	(213,119)	(663,092)	(4,689,317)	(19,333,730)
Total decrease in shares outstanding	(2,385,756)	(2,725,297)	(7,775,331)	(28,346,910)

The accompanying notes are an integral part of these financial statements.

5

Jackson Square Large-Cap Growth Fund
Financial Highlights
Institutional Class

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$24.05	$17.40	$13.48	$31.32	$28.49
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)	(0.02)	0.01	(0.08)	(0.16)
Net realized and unrealized gain (loss) on investments(b)	7.09	6.67	3.91	(10.07)	9.08
Total from investment operations	7.07	6.65	3.92	(10.15)	8.92
LESS DISTRIBUTIONS FROM:
Net realized gains	(0.58)	—	—	(7.69)	(6.09)
Total distributions	(0.58)	—	—	(7.69)	(6.09)
Net asset value, end of year	$30.54	$24.05	$17.40	$13.48	$31.32
Total return	29.94%(c)	38.22%	29.08%(d)	−41.27%	33.56%(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$79,987	$98,683	$94,144	$105,097	$1,292,470
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.87%	0.85%	0.82%	0.70%	0.81%
After expense reimbursement/recoupment	0.71%	0.73%	0.70%	0.70%	0.79%(f)
Ratio of net investment income (loss) to average net assets	(0.07)%	(0.07)%	0.03%	(0.39)%	(0.52)%
Portfolio turnover rate	25%	13%	37%	35%(g)	28%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)
During the fiscal year 2025, the Large-Cap Growth Fund received proceeds from a class action settlement from a company it no longer owns. This settlement had a material impact on the Fund’s investment performance. On the day the proceeds were received, the Institutional Class had its NAV positively impacted by 2.11%. This is a one-time event that is not likely to be repeated.

(d)
During the fiscal year 2023, the Large-Cap Growth Fund received proceeds from a class action settlement from a company it no longer owns. This settlement had a material impact on the Fund’s investment performance. On the day the proceeds were received, the Institutional Class had its NAV positively impacted by 5.79%. This is a one-time event that is not likely to be repeated.

(e)	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
(f)
Prior to April 16, 2021, the annual expense limitation was 0.84% of the average daily net assets of the Fund. Thereafter, it was 0.64%, excluding Shareholder Servicing Plan Fees. See Note 1 in the Notes to Financial Statements.

(g)	Excludes the value of securities delivered as a result of an in-kind redemption of the Fund's capital shares on April 25, 2022.
The accompanying notes are an integral part of these financial statements.

6

Jackson Square Large-Cap Growth Fund
Financial Highlights
Investor Class(a)

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$19.09	$13.85	$10.75	$26.71	$25.09
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.06)	(0.05)	(0.02)	(0.09)	(0.19)
Net realized and unrealized gain (loss) on investments(c)	5.59	5.29	3.12	(8.18)	7.90
Total from investment operations	5.53	5.24	3.10	(8.27)	7.71
LESS DISTRIBUTIONS FROM:
Net realized gains	(0.58)	—	—	(7.69)	(6.09)
Total distributions	(0.58)	—	—	(7.69)	(6.09)
Net asset value, end of year	$24.04	$19.09	$13.85	$10.75	$26.71
Total return	29.65%(d)	37.83%	28.84%(e)	−41.38%	33.25%(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$91,836	$86,694	$75,721	$71,515	$169,407
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.09%	1.06%	1.04%	0.91%	1.04%
After expense reimbursement/recoupment	0.93%	0.94%	0.93%	0.90%	1.03%(g)
Ratio of net investment loss to average net assets	(0.31)%	(0.28)%	(0.19)%	(0.59)%	(0.75)%
Portfolio turnover rate	25%	13%	37%	35%(h)	28%

(a)	Prior to April 16, 2021, the Investor class was known as Class A. See Note 1 in the Notes to Financial Statements.
(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(d)
During the fiscal year 2025, the Large-Cap Growth Fund received proceeds from a class action settlement from a company it no longer owns. This settlement had a material impact on the Fund’s investment performance. On the day the proceeds were received, the Investor Class had its NAV positively impacted by 2.07%. This is a one-time event that is not likely to be repeated.

(e)
During the fiscal year 2023, the Large-Cap Growth Fund received proceeds from a class action settlement from a company it no longer owns. This settlement had a material impact on the Fund’s investment performance. On the day the proceeds were received, the Investor class had its NAV positively impacted by 5.84%. This is a one-time event unlikely to be repeated.

(f)	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
(g)	Prior to April 16, 2021, the annual expense limitation was 0.84% of the average daily net assets of the Fund. Thereafter, it was 0.64%, excluding 12b-1 fees and Shareholder Servicing Plan fees.
(h)	Excludes the value of securities delivered as a result of an in-kind redemption of the Fund's capital shares on April 25, 2022.
The accompanying notes are an integral part of these financial statements.

7

Jackson Square Large-Cap Growth Fund
Financial Highlights
IS Class(a)

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$24.48	$17.70	$13.70	$31.69	$28.72
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.00)(c)	—(c)	0.02	(0.07)	(0.10)
Net realized and unrealized gain (loss) on investments(d)	7.22	6.78	3.98	(10.23)	9.16
Total from investment operations	7.22	6.78	4.00	(10.30)	9.06
LESS DISTRIBUTIONS FROM:
Net realized gains	(0.58)	—	—	(7.69)	(6.09)
Total distributions	(0.58)	—	—	(7.69)	(6.09)
Net asset value, end of year	$31.12	$24.48	$17.70	$13.70	$31.69
Total return	30.03%(e)	38.31%	29.20%(f)	−41.26%	33.81%(g)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$10,699	$12,857	$17,979	$40,436	$945,973
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.80%	0.76%	0.75%	0.63%	0.61%
After expense reimbursement/recoupment	0.64%	0.64%	0.64%	0.63%	0.61%(h)
Ratio of net investment income (loss) to average net assets	(0.00)%(i)	0.02%	0.10%	(0.31)%	(0.17)%
Portfolio turnover rate	25%	13%	37%	35%(j)	28%

(a)	Prior to April 16, 2021, the IS Class was known as Class R6. See Note 1 in the Notes to Financial Statements.
(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(e)
During the fiscal year 2025, the Large-Cap Growth Fund received proceeds from a class action settlement from a company it no longer owns. This settlement had a material impact on the Fund’s investment performance. On the day the proceeds were received, the IS Class had its NAV positively impacted by 2.07%. This is a one-time event that is not likely to be repeated.

(f)
During the fiscal year 2023, the Large-Cap Growth Fund received proceeds from a class action settlement from a company it no longer owns. This settlement had a material impact on the Fund’s investment performance. On the day the proceeds were received, the IS class had its NAV positively impacted by 5.81%. This is a one-time event unlikely to be repeated.

(g)	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
(h)	Prior to April 16, 2021, the annual expense limitation was 0.62% of the average daily net assets of the Fund. Thereafter, it was 0.64%.
(i)	Amount represents less than 0.005%.
(j)	Excludes the value of securities delivered as a result of an in-kind redemption of the Fund's capital shares on April 25, 2022.
The accompanying notes are an integral part of these financial statements.

8

Jackson Square SMID-Cap Growth Fund
Financial Highlights
Institutional Class

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$18.07	$15.26	$15.86	$38.48	$30.73
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.09)	(0.08)	(0.05)	(0.12)	(0.29)
Net realized and unrealized gain (loss) on investments(b)	1.83	2.89	(0.55)	(16.41)	9.98
Total from investment operations	1.74	2.81	(0.60)	(16.53)	9.69
Net realized gains	—	—	—	(6.09)	(1.94)
Total distributions	—	—	—	(6.09)	(1.94)
Net asset value, end of year	$19.81	$18.07	$15.26	$15.86	$38.48
Total return	9.60%	18.41%	−3.78%	−48.89%	31.71%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$14,555	$63,327	$186,025	$320,392	$1,039,786
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.15%	1.01%	0.96%	0.92%	0.91%
After expense reimbursement/recoupment	0.98%	0.98%	0.96%	0.91%	0.91%
Ratio of expenses excluding interest expenses to average net assets:
Before expense reimbursement/recoupment	1.14%	1.00%	0.95%	0.92%	0.91%
After expense reimbursement/recoupment	0.97%	0.97%	0.96%	0.91%	0.91%
Ratio of net investment loss to average net assets	(0.47)%	(0.44)%	(0.28)%	(0.55)%	(0.76)%
Portfolio turnover rate	94%	48%	49%	78%	56%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these financial statements.

9

Jackson Square SMID-Cap Growth Fund
Financial Highlights
Investor Class

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$17.61	$14.92	$15.54	$37.93	$30.39
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.13)	(0.12)	(0.09)	(0.17)	(0.38)
Net realized and unrealized gain (loss) on investments(b)	1.78	2.81	(0.53)	(16.13)	9.86
Total from investment operations	1.65	2.69	(0.62)	(16.30)	9.48
Net realized gains	—	—	—	(6.09)	(1.94)
Total distributions	—	—	—	(6.09)	(1.94)
Net asset value, end of year	$19.26	$17.61	$14.92	$15.54	$37.93
Total return	9.39%	18.03%	−3.99%	−49.01%	31.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$12,928	$17,727	$29,155	$39,098	$107,135
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.41%	1.26%	1.22%	1.17%	1.17%
After expense reimbursement/recoupment	1.22%	1.23%	1.22%	1.17%	1.17%
Ratio of expenses excluding interest expenses to average net assets:
Before expense reimbursement/recoupment	1.40%	1.25%	1.21%	1.17%	1.17%
After expense reimbursement/recoupment	1.21%	1.22%	1.21%	1.17%	1.17%
Ratio of net investment loss to average net assets	(0.71)%	(0.69)%	(0.53)%	(0.80)%	(1.02)%
Portfolio turnover rate	94%	48%	49%	78%	56%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these financial statements.

10

Jackson Square SMID-Cap Growth Fund
Financial Highlights
IS Class

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$18.16	$15.33	$15.91	$38.53	$30.75
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.07)	(0.06)	(0.03)	(0.09)	(0.26)
Net realized and unrealized gain (loss) on investments(b)	1.84	2.89	(0.55)	(16.44)	9.98
Total from investment operations	1.77	2.83	(0.58)	(16.53)	9.72
Net realized gains	—	—	—	(6.09)	(1.94)
Total distributions	—	—	—	(6.09)	(1.94)
Net asset value, end of year	$19.93	$18.16	$15.33	$15.91	$38.53
Total return	9.74%	18.46%	−3.65%	−48.81%	31.80%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$44,887	$125,688	$392,932	$552,794	$1,016,051
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.06%	0.91%	0.86%	0.83%	0.82%
After expense reimbursement/recoupment	0.88%	0.88%	0.87%	0.82%	0.82%
Ratio of expenses excluding interest expenses to average net assets:
Before expense reimbursement/recoupment	1.04%	0.89%	0.86%	0.83%	0.82%
After expense reimbursement/recoupment	0.87%	0.87%	0.86%	0.82%	0.82%
Ratio of net investment loss to average net assets	(0.37)%	(0.34)%	(0.18)%	(0.46)%	(0.84)%
Portfolio turnover rate	94%	48%	49%	78%	56%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these financial statements.

11

JACKSON SQUARE FUNDS
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025
1. ORGANIZATION
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Jackson Square Large-Cap Growth Fund (“Large-Cap Growth Fund”), and Jackson Square SMID-Cap Growth Fund (“SMID-Cap Growth Fund”) (each a “Fund” and collectively, the “Funds”) are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Large-Cap Growth Fund and SMID-Cap Growth Fund are each a non-diversified series with their own investment objectives and policies within the Trust. The investment objective of each Fund is long-term capital appreciation. The Funds offer three different share classes – Investor Class, Institutional Class, and IS Class. The Large-Cap Growth Fund currently offers the IS Class shares (previously known as Class R6, prior to April 16, 2021), which commenced operations on May 2, 2016, the Institutional Class shares which commenced operations on February 3, 1994, and the Investor Class shares (previously known as Class A shares before April 16, 2021), which commenced operations on December 3, 1993. Effective April 16, 2021, the Large-Cap Growth Fund ceased offering Class C and Class R shares. The remaining Class C and Class R shares were converted to Investor Class shares at the close of business on April 16, 2021. The SMID-Cap Growth Fund currently offers the IS Class shares, which commenced operations on December 1, 2003, the Institutional Class shares which commenced operations on September 16, 2016, and the Investor Class shares, which commenced operations on September 19, 2016. Each class of shares has identical rights and privileges except with respect to Shareholder Servicing Plan fees, 12b-1 fees, and voting rights on matters affecting a single share class. Institutional Class shares are subject to a maximum 0.10% Shareholder Servicing Plan fee. Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee and a maximum 0.10% Shareholder Servicing Plan fee. The Funds may issue an unlimited number of shares of beneficial interest with no par value.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the year ended October 31, 2025, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year ended October 31, 2025, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the year ended October 31, 2025, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended October 31, 2022.
Security Transactions, Investment Income and Distributions – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.
The Funds distribute substantially all net investment income and net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.

12

JACKSON SQUARE FUNDS
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)
Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds. For the year ended October 31, 2025, the following reclassifications were made:

Fund	Distributable Earnings	Paid-in Capital
Large-Cap Growth Fund	$(5,656,422)	$5,656,422
SMID-Cap Growth Fund	$1,716,012	$(1,716,012)

The adjustments for the Large-Cap Growth Fund were due to the use of equalization and the adjustments for the SMID-Cap Growth Fund were due to net operating loss reclassifications.
Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and translations of foreign currency. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Shareholder Servicing Plan fees are expensed at an annual rate up to 0.10% of Institutional Class and Investor Class shares and 12b-1 fees are expensed at annual rate of 0.25% of average daily net assets of Investor Class shares (See Note 5). Expenses associated with a specific Fund in the Trust are charged to that Fund. Common Trust expenses are typically allocated evenly between the Funds of the Trust, or by other equitable means.
Securities Litigation – Proceeds received from securities litigation are recorded for a reduction of cost if the Fund holds the security. If a Fund does not still hold the security, then proceeds received from securities litigation are recorded as a realized gain.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
New Accounting Pronouncements – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no

13

JACKSON SQUARE FUNDS
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)
material impact for the Funds. The Funds operates as a single segment entity. The Funds’ income, expenses, assets, and performance are regularly monitored and assessed by senior leadership at the Adviser, who serve as the chief operating decision makers, using the information presented in the financial statements and financial highlights.
3. SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. Each Fund’s investments are carried at fair value.
Equity Securities – Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.
In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAV in advance of the time the NAV is calculated. All foreign securities, with the exception of Canadian securities and those listed on a U.S. exchange, have an adjustment applied to their trade price and therefore are automatically deemed to be in Level 2 of the fair value hierarchy.
Cash & Cash Equivalents – Cash and cash equivalents include short-term, liquid investments with an original maturity of three months or less. These balances may exceed FDIC insured limits.
Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their NAV per share. Deposit accounts are valued at acquisition cost, which approximates fair value. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. These securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

14

JACKSON SQUARE FUNDS
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Jackson Square Partners, LLC (the “Adviser”) as its “Valuation Designee” to perform all the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers, or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following tables are a summary of the inputs used to value each Fund’s securities as of April 30, 2025:
Large-Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$174,268,213	$ —	$ —	$174,268,213
Total Investment in Securities	$174,268,213	$—	$—	$174,268,213

SMID-Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$71,828,068	$ —	$ —	$71,828,068
Total Investment in Securities	$71,828,068	$—	$—	$71,828,068

Refer to the Schedules of Investments for further information on the classification of investments.
4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Fund
Large-Cap Growth Fund	0.55% on assets up to $2.5 billion
0.525% on assets between $2.5 billion and $5 billion
0.50% on assets greater than $5 billion
SMID-Cap Growth Fund	0.75%

The Funds’ Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Funds for their expenses to ensure that total annual operating expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expenses) do not exceed the following rates (based upon the average daily net assets of the Funds):

Fund
Large-Cap Growth Fund	0.64%
SMID-Cap Growth Fund	0.87%

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred. The Operating Expense

15

JACKSON SQUARE FUNDS
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)
Limitation Agreement is indefinite in term, but cannot be terminated within a year after the effective date of the Funds’ prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

	November 2025 – October 2026	November 2026 – October 2027	November 2027 – October 2028
Large-Cap Growth Fund	$227,714	$250,716	$292,246
SMID-Cap Growth Fund	—	113,496	233,665

Due to the fund reorganizations approved by shareholders as described in Note 11, effective December 8, 2025 and November 3, 2025 for the Large-Cap Growth Fund and SMID-Cap Growth Fund, respectively, the Adviser’s ability to recoup previously waived and reimbursed expenses expired.
U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Funds for administration and fund accounting, transfer agency, custody and compliance services for the year ended October 31, 2025, are disclosed in the Statements of Operations.
5. DISTRIBUTION & SHAREHOLDER SERVICING FEES
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. For the year ended October 31, 2025, the Investor Class of the Funds incurred expenses pursuant to the Plan as follows:

Fund
Large-Cap Growth Fund	$216,952
SMID-Cap Growth Fund	36,859

The Funds have entered into a Shareholder Servicing Plan agreement (the “Agreement”) with the Adviser, where the Adviser acts as the shareholder agent, under which the Funds may pay servicing fees at an annual rate of up to 0.10% of the average daily net assets of the Institutional Class and Investor Class. Payments, if any, to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. Payments may also be made directly to the intermediaries providing shareholder services. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the year ended October 31, 2025, the Funds incurred Shareholder Servicing Plan fees as follows:

Fund	Institutional Class	Investor Class
Large-Cap Growth Fund	$61,050	$35,980
SMID-Cap Growth Fund	34,155	12,794

16

JACKSON SQUARE FUNDS
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)
6. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding short-term investments, by Fund for the year ended October 31, 2025, were as follows:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Large-Cap Growth Fund	$—	$—	$45,565,787	$112,650,449
SMID-Cap Growth Fund	—	—	120,977,033	262,222,551

7. FEDERAL TAX INFORMATION
The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at October 31, 2025, were as follows:

Fund	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Unrealized Appreciation	Federal Income Tax Cost
Large-Cap Growth Fund	$81,421,104	$(3,177,165)	$78,243,939	$96,024,274
SMID-Cap Growth Fund	4,157,988	(3,248,165)	909,823	70,918,245

Any differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.
At October 31, 2025, the components of distributable earnings on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated Losses	Net Unrealized Appreciation	Total Distributable Earnings
Large-Cap Growth Fund	$3,860,406	$37,399,107	$—	$78,243,939	$119,503,452
SMID-Cap Growth Fund	—	—	(428,317,570)	909,823	(427,707,747)

As of October 31, 2025, the SMID-Cap Growth Fund had a non-expiring short-term capital loss carryforward of $247,373,859 and a long-term capital loss carryforward of $180,534,460. During the year ended October 31, 2025, the SMID-Cap Growth Fund utilized $23,915,045 of capital loss carryforwards. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2025, the Funds did not defer any post-October losses. The SMID-Cap Growth Fund deferred, on a tax basis, qualified late year losses of $409,251.
The tax character of distributions paid for the year ended October 31, 2025, was as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Total
Large-Cap Growth Fund	$ —	$5,175,054	$5,175,054

The SMID-Cap Growth Fund did not pay a distribution during the year ended October 31, 2025.
The Funds did not pay a distribution during the year ended October 31, 2024.
8. LINE OF CREDIT
The Large-Cap Growth Fund and SMID-Cap Growth Fund (collectively, the “Funds”) have established an unsecured line of credit (“LOC”) in the amount of $35,000,000, 15% of a Fund’s gross market value or 33.33% of the fair value of the Fund’s investments, whichever is less. The LOC agreement was terminated on November 21, 2025. The LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants, in connection with shareholder redemptions and other short-term liquidity needs of the Funds. The LOC is with the Custodian. Interest is charged at the prime rate which was 7.00% as of October 31, 2025. The interest rate during the

17

JACKSON SQUARE FUNDS
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2025(Continued)
year was between 7.00% and 8.00%. The weighted interest paid on outstanding borrowing was 7.50% and 7.58% for the Large-Cap Growth Fund and SMID-Cap Growth Fund respectively. The Funds have authorized the Custodian to charge any of the accounts of the Funds for any missed payments. For the year ended October 31, 2025, the Fund’s LOC activity was as follows:

Fund	LOC Agent	Average Borrowings	Amount Outstanding as of October 31, 2025	Interest Expense	Maximum Borrowing	Date of Maximum Borrowing
Large-Cap Growth Fund	U.S. Bank N.A	$54,345	$—	$4,132	$18,103,000	June 10, 2025
SMID-Cap Growth Fund	U.S. Bank N.A	203,548	—	15,091	11,635,000	February 27, 2025

9. CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2025, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
SMID-Cap Growth Fund	National Financial Services	34.15%

10. SUBSEQUENT EVENT
On December 3, 2025, the Large-Cap Growth Fund paid long-term and short-term capital gain distributions in the amount as shown in the table.

Fund	Short-Term Capital Gain Dollar Amount	Short-Term Capital Gain Per Share Amount	Long-Term Capital Gain Dollar Amount	Long-Term Capital Gain Per Share Amount
Large-Cap Growth Fund – Investor Class	$5,326,814	$1.412	$59,633,167	$15.80754
Large-Cap Growth Fund – Institutional Class	3,615,316	1.412	40,473,120	15.80754
Large-Cap Growth Fund – IS Class	303,316	1.412	3,395,589	15.80754

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.
11. FUND REORGANIZATIONS AND RESULTS OF SPECIAL SHAREHOLDER MEETINGS
Special Meetings of Shareholders of the Funds took place on October 24, 2025 and November 21, 2025 to approve a proposed Agreement and Plan of Reorganization with Spyglass Growth Fund (the “Acquiring Fund”), a series of Manager Directed Portfolios, whereby the Acquiring Fund would acquire all the assets and liabilities of the Funds, in exchange for shares of the Acquiring Fund which would be distributed pro rata, in complete liquidation and termination of the Funds (the “Reorganization”). All Funds’ shareholders of record at the close of business on August 29, 2025, were entitled to vote.
For Large-Cap Growth Fund, as of the record date, the Fund had 7,146,740 shares outstanding. Of the 3,590,680 shares of the Fund present in person or by proxy at the meeting on November 21, 2025: 2,992,955, or 83.3% voted in favor of the Reorganization (representing 41.9% of total outstanding shares), 159,820, or 4.5%, voted against the Reorganization, and 437,904, or 12.2% withheld from voting for the Reorganization.
For SMID-Cap Growth Fund, as of the record date, the Fund had 4,060,721 shares outstanding. Of the 2,564,919 shares of the Fund present in person or by proxy at the meeting on October 24, 2025: 2,400,608, or 93.6% voted in favor of the Reorganization (representing 59.1% of total outstanding shares), 162,174, or 6.3%, voted against the Reorganization, and 2,136, or 0.1% withheld from voting for the Reorganization.
Accordingly, the Reorganization was approved for each Fund. The Reorganization was effective December 8, 2025 and November 3, 2025, respectively, for the Large-Cap Growth Fund and SMID-Cap Growth Fund. The Reorganization is structured as a tax-free reorganization for federal tax purposes.

18

JACKSON SQUARE FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Jackson Square Funds and
Board of Trustees of Managed Portfolio Series
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Jackson Square Large-Cap Growth Fund and Jackson Square SMID-Cap Growth Fund (“Jackson Square Funds” or the “Funds”), each a series of Managed Portfolio Series, as of October 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Jackson Square Partners, LLC since 2016.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 23, 2025

19

ADDITIONAL INFORMATION
October 31, 2025 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Funds’ Part F of Form N-PORT is available without charge upon request by calling 1-844-577-3863.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-282-2386. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-282-2386, or (2) on the SEC’s website at www.sec.gov.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended October 31, 2025, certain dividends paid by the Funds may be reported as qualified dividend income and may be eligible for taxation at capital gains rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund
Large-Cap Growth Fund	0.00%
SMID-Cap Growth Fund	0.00%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2025 was as follows:

Fund
Large-Cap Growth Fund	0.00%
SMID-Cap Growth Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Fund
Large-Cap Growth Fund	0.00%
SMID-Cap Growth Fund	0.00%

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END INVESTMENT COMPANIES
There were no changes in or disagreements with accountants during the period covered by this report.
PROXY DISCLOSURE FOR OPEN-END INVESTMENT COMPANIES
See Note 11.
RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END INVESTMENT COMPANIES
See the Statement of Operations.
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Not Applicable.

20

INVESTMENT ADVISER
Jackson Square Partners, LLC
700 Larkspur Landing Circle Suite 210
Larkspur, CA 94939
DISTRIBUTOR
Quasar Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212
ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
This report should be accompanied or preceded by a prospectus.
The Funds’ Statement of Additional Information contains additional information about the Funds’ trustees and is available without charge upon request by calling 1-844-577-3863.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Special Meetings of Shareholders of the Funds took place on October 24, 2025 and November 21, 2025 to approve a proposed Agreement and Plan of Reorganization with Spyglass Growth Fund (the “Acquiring Fund”), a series of Manager Directed Portfolios, whereby the Acquiring Fund would acquire all the assets and liabilities of the Funds, in exchange for shares of the Acquiring Fund which would be distributed pro rata, in complete liquidation and termination of the Funds (the “Reorganization”). All Funds’ shareholders of record at the close of business on August 29, 2025, were entitled to vote.

For Large-Cap Growth Fund, as of the record date, the Fund had 7,146,740 shares outstanding. Of the 3,590,680 shares of the Fund present in person or by proxy at the meeting on November 21, 2025: 2,992,955, or 83.3% voted in favor of the Reorganization (representing 41.9% of total outstanding shares), 159,820, or 4.5%, voted against the Reorganization, and 437,904, or 12.2% withheld from voting for the Reorganization.

For SMID-Cap Growth Fund, as of the record date, the Fund had 4,060,721 shares outstanding. Of the 2,564,919 shares of the Fund present in person or by proxy at the meeting on October 24, 2025: 2,400,608, or 93.6% voted in favor of the Reorganization (representing 59.1% of total outstanding shares), 162,174, or 6.3%, voted against the Reorganization, and 2,136, or 0.1% withheld from voting for the Reorganization.

Accordingly, the Reorganization was approved for each Fund. The Reorganization was effective December 8, 2025 and November 3, 2025, respectively, for the Large-Cap Growth Fund and SMID-Cap Growth Fund. The Reorganization is structured as a tax-free reorganization for federal tax purposes.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) “Filed herewith”

(2) Not applicable

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies

(5) Not applicable to open-end investment companies

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	1/7/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	1/7/2026

By (Signature and Title)*	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Principal Financial Officer

Date	1/7/2026

* Print the name and title of each signing officer under his or her signature.